Transactions and balances with related parties - Related party balances' analysis (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Transactions and balances with related parties
Amounts receivable (payable)	$ 101,383	$ (659,974)
Kyklades Maritime Corporation
Transactions and balances with related parties
Amounts receivable (payable)	101,383	(659,974)
Amounts receivable	$ 101,383
Amounts payable		$ 659,974